Asset Acquisition (Details)	Jun. 30, 2020 USD ($)
Fair value of assets acquired	$ 5,800,000
Level 3 [Member]
Inventories	47,340
Property and equipment, net	324,203
Teashop rental contracts	202,980
Transfer costs	11,790	[1]
Fair value of assets acquired	$ 586,313

[1]	the transfer cost was charged to expenses at the acquisition date.